Subsequent Events (Details)								1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2022 USD ($) shares	Jan. 26, 2022 USD ($) $ / shares shares	Jan. 25, 2022 EUR (€)	Jan. 10, 2022 USD ($) shares	Jan. 07, 2022 USD ($) shares	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 27, 2022 USD ($)	Sep. 26, 2022 USD ($)	Sep. 14, 2022 $ / shares	Sep. 11, 2022 shares	Apr. 22, 2021 $ / shares	Dec. 31, 2020 shares	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 shares	Jan. 31, 2020 shares	Nov. 09, 2016 $ / shares shares	Sep. 30, 2016 $ / shares shares
Subsequent Events
Number of warrants exercised for issuance of shares | shares									7,325,413		7,752,009						6,469,046		32,092
Exercise price of warrants | $ / shares														$ 1.77		$ 150
Proceeds from issuance of Common Stock warrants						$ 67,000			$ 667,290	$ 19,509	$ 1,129,535
Maximum Amount Grant | €																		€ 200,000
Numbers of shares purchased | shares									24,264,150		20,475,143						17,695,985
January 2020 Warrant Purchase Agreement | Second Century Ventures, LLC
Subsequent Events
Number of warrants exercised for issuance of shares | shares						2,037,560
Exercise price of warrants | $ / shares						$ 1.6000
Proceeds from issuance of Common Stock warrants				$ 3,260,000		$ 3,260,000
Numbers of shares purchased | shares						2,037,560
September 2016 Warrant Purchase Agreement [Member] | REACH Ventures LLC
Subsequent Events
Exercise price of warrants | $ / shares						$ 0.1664
Proceeds from issuance of Common Stock warrants						$ 66,667
Numbers of shares purchased | shares						400,641
Malta Grant Agreement
Subsequent Events
Estimated amount of grant | €			€ 136,568
Maximum Amount Grant | €			€ 100,000															€ 200,000
Amounts received from grants									$ 0		$ 0
Subsequent event
Subsequent Events
Proceeds from issuance of Common Stock warrants				$ 3,330,000
Amount of contract with ICE												$ 7,176,364	$ 3,920,764
Proceeds from warrant exercises		$ 57
Subsequent event | Malta Grant Agreement
Subsequent Events
Percentage Of Investment aid to produce the COVID-19 Relevant Product			75.00%
Subsequent event | Regulation A Warrant Offering
Subsequent Events
Exercise price of warrants | $ / shares		$ 4.00
Proceeds from issuance		$ 5,740,272
Proceeds from warrant exercises		$ 14,250
Class A Common Stock
Subsequent Events
Number of warrants exercised for issuance of shares | shares						400,641					400,641				1,950,000					4,660,555	400,640	400,641
Exercise price of warrants | $ / shares						$ 0.1664															$ 0.6240	$ 0.1664
Proceeds from issuance of Common Stock warrants									$ 50,000		$ 0.17
Class A Common Stock | Second Century Ventures, LLC
Subsequent Events
Number of warrants exercised for issuance of shares | shares																				4,660,555
Class A Common Stock | Subsequent event | Regulation A Warrant Offering
Subsequent Events
Number of units issued | shares		1,435,068
CF Common stock
Subsequent Events
Number of warrants exercised for issuance of shares | shares				1,137,975			1,250,000
Exercise price of warrants | $ / shares							$ 4.00
Proceeds from issuance of Common Stock warrants				$ 4,551,900			$ 5,000,000
Number of units issued | shares									1,136,725		1,088,370
Proceeds from issuance									$ 4,546,900		$ 4,353,480
CF Common stock | Subsequent event
Subsequent Events
Number of units issued | shares								49,605
Proceeds from issuance								$ 198,420
D Common Stock
Subsequent Events
Number of units issued | shares									240,989		214,739
Proceeds from issuance									$ 963,956		$ 858,956
D Common Stock | Subsequent event
Subsequent Events
Number of units issued | shares	25,000				215,989			26,250
Proceeds from issuance	$ 100,000				$ 863,956			$ 105,000
S Common Stock
Subsequent Events
Number of units issued | shares					56,104						54,854
Proceeds from issuance					$ 224,416						$ 219,416
S Common Stock | Subsequent event
Subsequent Events
Number of units issued | shares					56,104			1,250
Proceeds from issuance					$ 224,416			$ 5,000